Equity Method Investment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Equity interests, description	the Company paid $307,996 to acquire 20% of an investee’s the equity interest.
Equity method investment, ownership percentage					20.00%
Equity method investment, ownership transferred percentage				59.83%
Recognized income (loss) from equity method investment	$ (775,269)	$ 391	$ 470
Impairment of equity method investment	$ 710,392
CFO Aishang
Schedule Of Equity Method Investments [Line Items]
Equity method investments, fair value disclosure					$ 985,586
Equity interests, description	The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date
Payments to acquire equity method investments					$ 307,996
Equity method investment, ownership percentage					55.00%
Equity method investment, ownership transferred percentage					15.00%
Remaining equity interests					40.00%